Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended				4 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($) shares	Dec. 17, 2020 $ / shares shares	Sep. 02, 2020 $ / shares shares	Jun. 15, 2020 $ / shares shares	Sep. 30, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Share capital, value authorized | $									$ 1,000		$ 1,000
Share capital, shares authorized									4,000,000,000		4,000,000,000
Ordinary shares, shares authorized									4,000,000,000		4,000,000,000
Aggregate principal amount converted | $											$ 3,080
Par value, class to be determined (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Par value, class to be determined (in dollars per share)									1,219,469,778		1,219,469,778		1,219,469,778
Ordinary shares, shares issued									1,529,031,103		1,661,749,433
Ordinary shares, shares outstanding									1,526,539,388		1,643,669,180
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Shares authorized, class to be determined									1,219,469,778		1,219,469,778		1,219,469,778
Proceeds from issuance of ordinary shares, net of issuance cost										¥ 12,677,554	$ 1,989,385	¥ 34,607,139
Convertible Senior Notes Due 2024
Class of Stock [Line Items]
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion	62,192,017
At-the-market equity offering program
Class of Stock [Line Items]
Proceeds from issuance of ordinary shares, net of issuance cost | $											$ 1,974,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Ordinary shares, shares authorized									2,500,000,000		2,500,000,000
Aggregate principal amount converted							¥ 148,393	$ 22,526
Shares issued upon conversion							7,219,872	7,219,872	49,582,686	316,979	316,979
Number of ordinary shares in each ADS											30,378,056
Ordinary shares, shares issued									1,252,237,171		1,384,955,501
Ordinary shares, shares outstanding									1,249,745,456		1,366,875,248
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Ordinary shares, shares authorized									132,030,222		132,030,222
Ordinary shares, shares issued									128,293,932		128,293,932
Ordinary shares, shares outstanding									128,293,932		128,293,932
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
Ordinary shares, shares authorized									148,500,000		148,500,000
Ordinary shares, shares issued									148,500,000		148,500,000
Ordinary shares, shares outstanding									0		0
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.00025		$ 0.00025
American Depositary Shares
Class of Stock [Line Items]
Annual premium rate at maturity							9.00%	9.00%
Aggregate principal amount converted | $						$ 1,000
Number of newly issued ordinary shares		78,200,000	101,775,000	82,800,000
Share issue price (in dollars per share) | $ / shares		$ 39.00	$ 17.00	$ 5.95
American Depositary Shares | Convertible Senior Notes Due 2024
Class of Stock [Line Items]
Aggregate principal amount converted | $					$ 1,765			$ 581,685
Shares issued upon conversion					178,729	115,665	62,192,017	62,192,017
American Depositary Shares | At-the-market equity offering program
Class of Stock [Line Items]
Number of ordinary shares in each ADS											53,292,401
Proceeds from issuance of ordinary shares, net of issuance cost | ¥										¥ 12,677,554